Debt - Schedule of Loans and Borrowings, Measured at Amortized Cost (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Current	$ 5,011,094	$ 872,044
Non-current	1,270,162	3,984,279
Current Short Term Borrowings [member]
Disclosure of financial liabilities [line items]
Current	4,235,197	569,292
Current Portion of Bonds [member]
Disclosure of financial liabilities [line items]
Current	352,011	65,632
Long-term Debt [member]
Disclosure of financial liabilities [line items]
Non-current	292,503	2,557,257
Non-current Portion of Bonds [member]
Disclosure of financial liabilities [line items]
Non-current		465,612
Aircraft Rentals Right Of Use [Member]
Disclosure of financial liabilities [line items]
Current	414,410	229,260
Non-current	929,789	899,265
Other Rentals Right Of Use [Member]
Disclosure of financial liabilities [line items]
Current	9,476	7,860
Non-current	$ 47,870	$ 62,145